LEASE - Schedule of maturities of lease liabilities (Details) ¥ in Thousands	Jun. 30, 2022 CNY (¥)
Future minimum lease payments under non-cancelable operating leases
2023	¥ 2,181
2024	1,060
2025	1,083
2026	1,105
2027	1,128
2028	1,150
Thereafter	2,267
Total future minimum lease payments	9,974
Less: imputed interest	1,415
Total	¥ 8,559